Angel Oak Mortgage Trust 2023-5 ABS-15G

Exhibit 99.31

Exception Level

Run Date - X/2X/2023

Recovco Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
xxx	xxx	2023050276	xxx	xxx	Resolved	Resolved	xxx	TRID - XXX tolerance violation	* TRID - XXX tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX) Because the loan failed the initial xxx. delivery date test, any values that would change under a valid xxx. if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XXX did not reset the baseline: Loan Origination Fee. The XXX may be cured if documentation is provided showing the disclosure was delivered timely.	XXX Received LOE, email, copy of refund check for XXX updated XXX and mailing label.	xxx Remains. The original reason provided for the violation was incorrect. This loan failed the charges that cannot increase test. xxx The increase to the following fees on xxx was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount of $X0 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/2/22: Remains. Received X/13/21 CD and E-Consent. This loan failed the charges that cannot increase test. (12 CFR §102X.1X(e)(3)(i)) The increase to the following fees on X/13/21 was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount of $X0 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/X/2022 Remains. The COC dated X/X/2021 did not resolve the violation, however, a disclosure dated with 3 business days of the COC is required. The increase to the following fees on X/13/21 was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount of $X0 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

03/21/2022 Remains. Received LOE, email, copy of refund check for $XXX.00, updated PCCD and mailing label. The refund check was made for only $XXX.00, the total amount of the fail was actually $XXX.3X. The refund still needed is $0.3X left. ($X0.00 + $XXX.3X = $XXX.3X).

3/22/22 Cleared	XXX Remains. The original reason provided for the violation was incorrect. This loan failed the charges that cannot increase test. (XXX) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX: Remains. Received XXX CD and E-Consent. This loan failed the charges that cannot increase test. (XXX) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount ofXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. The XXX dated XXX did not resolve the violation, however, a disclosure dated with XXX business days of the COC is required. The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. Received LOE, email, copy of refund check for XXX, updated PCCD and mailing label. The refund check was made for only XXX, the total amount of the fail was actually XXX. The refund still needed is XXX left. (XXX).
														XXX Cleared
xxx	xxx	2023050277	xxx	xxx	Resolved	Resolved	xxx	TRID - XXX tolerance violation	* TRID - XXX% tolerance violation (Lvl R)	This loan failed the charges that in total cannot increase more than XXX test. (XXX) Because the loan failed the initial xxx. delivery date test any values that would change under a valid xxx. if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Lender XXX, xxx., xxx.. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	XXXReceived LOE, copy of refund check for XXX updated PCCD, and mailing label.	3/1/22 Remains. The original reason for the violation was incorrect. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §102X.1X(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title-Lenders Title Insurance (X/1X/21), Title-Settlement Fee (X/1X/21). A cost to cure in the amount of $XXX.3X is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

3/2/22: Remains. Received X/13/21 CD and E-Consent. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §102X.1X(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title-Lenders Title Insurance (X/1X/21), Title-Settlement Fee (X/1X/21). A cost to cure in the amount of $XXX.3X is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

3/X/2022 Remains. The COC dated X/X/2021 did not resolve the violation, however, a disclosure dated with 3 business days of the COC is required. The increase to the following fee(s) was not accepted because a valid reason was not provided: Title-Lenders Title Insurance (X/1X/21), Title-Settlement Fee (X/1X/21). A cost to cure in the amount of $XXX.3X is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

03/21/2022 Remains. Received LOE, email, copy of refund check for $XXX.00, updated PCCD and mailing label. The refund check was made for only $XXX.00, the total amount of the fail was actually $XXX.3X. The refund still needed is $0.3X left. ($X0.00 (zero tolerance) + $XXX.3X = $XXX.3X). The 0.3X did not have to do with rounding.

03/31/2022 Cleared. Received LOE, copy of refund check for $0.3X, updated PCCD, and mailing label. This is sufficient to clear the finding.	XXX Remains. The original reason for the violation was incorrect. The loan failed the charges that in total cannot increase more than XXX test (XXX). The increase to the following fee(s) was not accepted because a valid reason was not provided: Title-Lenders Title Insurance (XXX), XXX (XXX). A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XXX: Remains. Received XXX CD and E-Consent. The loan failed the charges that in total cannot increase more than XXX test (XXX). The increase to the following fee(s) was not accepted because a valid reason was not provided: XXX (XXX), XXX (XXX). A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. The COC dated XXX did not resolve the violation, however, a disclosure dated with XXX business days of the COC is required. The increase to the following fee(s) was not accepted because a valid reason was not provided: XXX (XXX), XXX (XXX). A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. Received LOE, email, copy of refund check for $XXX, updated PCCD and mailing label. The refund check was made for only $XXX, the total amount of the fail was actually XXX. The refund still needed is $XXX left. (XXX (XXX tolerance) + XXX. The XXX did not have to do with rounding.

														XXX Cleared. Received LOE, copy of refund check for XXX, updated PCCD, and mailing label. This is sufficient to clear the finding.
xxx	xxx	2023050278	xxx	xxx	Resolved	Resolved	xxx	TRID- XXX delivery date test fail	* TRID- Initial xxx delivery date test fail (Lvl R)	This loan failed the initial xxx. delivery date test ( XXX ) The XXX is missing from the loan file. The only XXX provided was issued XXX and signed at consummation. The violation can be cured by providing the XXX as xxx as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX If disclosure was delivered electronically, the E-consent is required as xxx.			1/1X/2022 Resolved- Lender provided Closing disclosure issues X/13/2021, time stamped X/13/2021 and acknowledged by xxx X/2X/21	XXX Resolved- Lender provided Closing disclosure issues XXX, time stamped XXX and acknowledged by xxx XXX
xxx	xxx	2023050279	xxx	xxx	Waived	Waived	xxx	Missing XXX Reimbursement Documentation (for requ	* Missing XXX xxx (for requirements not related to a tolerance fail) (Lvl W)	This loan failed the reimbursement date post-consummation revised xxx. delivery date test. The xxx. issued on XXX and XXX was provided more than XXX calendar days after the consummation date, XXX Per § XXX), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected xxx that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.			The PCCD's issued on 3/10/2022 and 3/22/2022 was provided more than X0 calendar days after the consummation date, X/1X/2021. Per § 102X.1X(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than X0 calendar days after consummation. No rebuttal response required. Cure accepted X0 days from discovery.	The PCCD's issued on XXX and XXX was provided more than XXX calendar days after the consummation date, XXX. Per (XXX), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.
xxx	xxx	2023050039	xxx	xxx	Resolved	Resolved	xxx	Missing XXX	* Missing XXX (Lvl R)	The XXX is missing from the loan file.			3/22/2022: Resolved. Received flood cert for subject xxx	XXX: Resolved. Received XXX for subject xxx
xxx	xxx	2023050265	xxx	xxx	Resolved	Resolved	xxx	Guidelines	* Missing Documentation (Lvl R)	The XXX xxx.X states the xxxs rent their current primary residence with no monthly payment amount. The XXX shows the current housing payment as $XXX. There is no documentation in the loan file to verify what the xxx current housing payment is or to document the most recent XXX-month payment history.			X/21/2022: Resolved. Received verification this is parents home with xxx vacating home.	XXX: Resolved. Received verification this is parents home with xxx vacating home.
xxx	xxx	2023050265	xxx	xxx	Resolved	Resolved	xxx	xxx	* Missing the xxxshowing the updated xxx of $XXX (Lvl R)	The XXX counter offer #XXX, XXX states the xxx of the subject is XXX The XXX p.XXX shows the xxx xxx is $XXX. The loan file is missing the xxxshowing the xxx xxx is $XXX.	XXX: Remains. Received 3 addendums to the xxx., all three were to extend the xxx. but none show the final sales price that closed of XXX as required.
XXX: Resolved. Received contract on page XXX sales price of XXX is confirmed.	XXX: Remains. Received XXX addendums to the sales contract, all three were to extend the closing date but none show the final sales price that closed of $XXX as required.
														XXX : Resolved. Received contract on page XXX sales price of XXX is confirmed.
xxx	xxx	2023050265	xxx	xxx	Resolved	Resolved	xxx	xxx	* Missing Documentation (Lvl R)	The loan file is missing the XXX letter confirming the XXX% of ownership the xxx. has in the XXX. Guidelines state that a minimum of XXX% ownership is required for the xxx statement program.			XXX: Resolved. Received the xxx. search with the xxx as the only xxx.	XXX: Resolved. Received the xxx. business search with the xxx as the only xxx.
xxx	xxx	2023050265	xxx	xxx	Active	2: Acceptable with Warnings	xxx	Missing Doc	* Missing Doc (Lvl 2)	The xxxs have a collection within the prior XXX months. The xxx p.XXX and credit supplement p.XXX both show a collection withxxx. with XXX opened in XXX for the amount of $XXX. Guidelines state there can be no collections in the last XXX months.	XXX FICO vs XXX required XXX monthly in disposable income XXX months vs XXX months require PITI		XXX The collection for XXX is not material and based on the following compensating factors, XXX FICO vs XXX required and $XXX monthly in disposable income and XXXmonths vs XXX months require PITI.	XXX: The collection for XXX: is not material and based on the following compensating factors, XXX:required and $XXX: monthly in disposable income and XXX:months vs XXX:months require PITI.
xxx	xxx	2023050277	xxx	xxx	Resolved	Resolved	xxx	TRID - XXX tolerance violation	* TRID - XXX% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than XXX% test (XXX). The increase to the following fee(s) was not accepted because a valid reason was not provided: (xxx.) on XXX. A xxx in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: xxx to consumer(s), xxx copy of the refund, and proof of delivery (mailing label).		Provided xxx. xxx. xxx., and check.	XXX Cleared.	XXX: Cleared.
xxx	xxx	2023050277	xxx	xxx	Resolved	Resolved	xxx	Credit	* Missing Documentation (Lvl R)	The xxx. is a xxx. The loan file is missing thexxx.	The subject is a XXX xxx. that was built after the removal of a xxx. This is common for the area and the XXX units are pending sale. The xxx does not contain common ground and the appraisal has indicated that the developer is in charge of the XXX HOA which the appraiser indicates the collection of these fees has not started. The client considers yhese site condos and additional documentation is not required.	XXX Remains: Thexxx. provided by the seller is incomplete.
XXX: Remains. Received incomplete questionnaire
XXX: Remains. Received explanation that this is a XXX xxx. and xxx. are not obtained; however, the guidelines do not indicate that xxx. unit with self manage associations are exempt from a xxx. nor is a formal exception in the loan file for this requirement.
XXX: Resolved. The subject is a XXX xxx. that was built after the removal of a xxx. This is common for the area and the XXX units are pending sale. The xxx does not contain common ground and the appraisal has indicated that the developer is in charge of the XXX xxx. which the appraiser indicates the collection of these fees has not started. The client considers these site condos and additional documentation is not required.	XXX: Remains: The XXX: provided by the seller is incomplete.
XXX:: Remains. Received incomplete questionnaire
														XXX:: Remains. Received explanation that this is a XXX: unit condominium and condo questionnaires are not obtained; however, the guidelines do not indicate that three unit with self manage associations are exempt from a condo questionnaire nor is a formal XXX:: Resolved. The subject is a XXX: unit condo that was built after the removal of a SFR. This is common for the area and the XXX: units are pending sale. The xxx does not contain common ground and the appraisal has indicated that the developer is in charge of the $XXX: HOA which the appraiser indicates the collection of these fees has not started. The client considers these site condos and additional documentation is not required.
xxx	xxx	2023050277	xxx	xxx	Active	2: Acceptable with Warnings	xxx	Missing xxx Reimbursement Documentation (for requ	* Missing XXX Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the xxx. date xxx. revised xxx. delivery date test. The XXX issued on XXX was provided more than XXX calendar days after the consummation date, XXX. Per § XXX), if the xxx. cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected xxx. that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.			XXX Lender acknowledge	XXX: Lender acknowledge
xxx	xxx	2023050266	xxx	xxx	Resolved	Resolved	xxx	Title issue	* XXX issue (Lvl R)	The preliminary title (p.XXX) reflects xxx. liens against the seller. The subject loan does not contain evidence these were satisfied.			XXX: Cleared. xxx. received and all liens have been removed.	XXX:: Cleared. Title received and all liens have been removed.
xxx	xxx	2023050266	xxx	xxx	Resolved	Resolved	xxx	Quality of xxx Unacceptable	* Quality of xxx Unacceptable (Lvl R)	The xxx. states the xxx was reviewed and has a xxxs xxx of XXX; however, the XXX shows a xxxs xxx of $XXX. The xxx (p.XXX) shows a xxxs xxx of $XXX with an addendum (p.XXX) dated XXX (after the appraisal) reducing to $XXX0. The appraisal does not reflect the correct xxxs xxx from the original xxx or the addendum.			XXX: Resolved- An updated Appraisal was provided showing contract price of XXX for xxx XXX XXX.	XXX:: Resolved- An updated Appraisal was provided showing contract price of $XXX: for xxx XXX: XXX.
xxx	xxx	2023050266	xxx	xxx	Resolved	Resolved	xxx	Missing xxx	* Missing XXX documentation (ATR) (Lvl R)	There is a deposit on XXX of $XXX (p.XXX) that says it is from XXX, but the file does not contain the XXX to source the finds.	XXX There is a xxx. on XXX of XXX (p.XXX) that says it is from xxx. but the file does not contain the xxx. statement to source the finds.—we have deducted this deducted this from xxx.	XXX: Remains. Letter of explanation received on large deposit stating it does not require sourcing. Per guidelines all deposits greater than XXX% of the xxxs gross monthly qualifying income must be sourced. the deposit in question made on XXX of XXX (p.XXX) that says it is from xxx is greater than XXX% of income being used to qualify.
XXX: Resolved. Reduced total assets by the large deposit of $XXX. XXX months xxx. remains.	XXX:: Remains. Letter of explanation received on large deposit stating it does not require sourcing. Per guidelines all deposits greater than XXX: of the xxxs gross monthly qualifying income must be sourced. the deposit in question made on XXX: of $XXX:(p.XXX) that says it is from xxx is greater than XXX% of income being used to qualify.
														XXX: Resolved. Reduced total assets by the large deposit of XXX:. XXX: months PITI remains.
xxx	xxx	2023050266	xxx	xxx	Resolved	Resolved	xxx	Missing sufficient xxx	* Missing XXX documentation (ATR) (Lvl R)	The loan file contains a xxx. search dated XXX for xxx. (p.XXX) that shows the status as Dissolved.			XXX: Resolved. Received xxx. search dated XXX stating the business filing status is active with filing date of XXX.	XXX:: Resolved. Received xxx. search dated XXX: stating the business filing status is active with filing date of XXX:
xxx	xxx	2023050266	xxx	xxx	Active	2: Acceptable with Warnings	xxx	xxx	xxx does not meet guideline requirment (Lvl 2)	The XXX gift given at closing is not properly documented as the gift letter (p.XXX) is not signed by the xxx or xxx and does not list the date of transfer or the xxx. There is also a gift of $XXXfrom the same person documented with the deposit (p.XXX and gift letter that does not have thexxx. (p.XXX. Additionally, the file does not contain evidence of the transfer from the xxxs account as required (copy of canceled check, or wire from xxx). XXX exception received for gift letter not signed based on the following compensating factor, the files contains validation of the wire to title of the gift funds.	XXX FICO score vs XXX Residual income of XXX XXX months piti of reserves			XXX: Lender waive non material findings
xxx	xxx	2023050266	xxx	xxx	Resolved	Resolved	xxx	xxx inadequate/does not meet g/l (ATR)	* xxx insufficient/does not meet guidelines (ATR) (Lvl R)	The XXX reflects the xxx owns the departure xxx. free and clear; however, the file contains a letter (p.XXX) that states he owns the mobile home but does not own the land, he rents it. The loan file does contain a XXX-month rental history for the land from XXX thru XXX; however, the Mobile Home title provided showing it is owned free and clear reflects the mobile home was xxxd XXX. The file does not contain any clarification of what he lived in prior to XXX if the mobile home was just xxxd.	The XXX reflects the xxx. owns the departure residence free and clear; however, the file contains a letter (p.XXX that states he owns the mobile home but does not own the land, he rents
it. The loan file does contain a XXX-month rental history for the land from XXX thru
XXX; however, the Mobile Home title provided showing it is owned free and clear reflects the mobile home was xxxd XXX The file does not contain any clarification of what he lived in prior to XXX if the mobile home was just xxxd.-- The xxx rented the mobile home or the lot prior to purchasing the xxx as the file has documentation to
verify payment located in this folder	XXX: Remains. Received clarification about lot rent for prior departure residence, lot rent added to xxx. The loan application requires a XXX year housing history to be listed. The XXX reflects the prior xxx of XXX XXX; however the title for the manufactured home shows it was xxxd and put on the lot on XXX, the subject closed XXX which is only V months. Was the xxx living on the same lot in a different manufactured home or did he live elsewhere to complete a full XXX year history?
XXX: Resolved. Per explanation letter xxx rented the land and the mobile home prior to xxx, that is why the xxx. is for more than the previous XXX months.
XXX:: Remains. Received clarification about lot rent for prior departure residence, lot rent added to xxx. The xxx. requires a XXX: year housing history to be listed. The XXX: reflects the prior xxx of XXX: XXX:; however the title for the manufactured home shows it was xxxd and put on the lot on XXX:, the subject closed XXX: which is only XXX: months. Was the xxx living on the same lot in a different manufactured home or did he live elsewhere to complete a full XXX: year history?
XXX:: Resolved. Per explanation letter xxx rented the land and the mobile home prior to xxx, that is why the VOR is for more than the previous XXX: months.

xxx	xxx	2023050267	xxx	xxx	Resolved	Resolved	xxx	xxx inadequate/does not meet g/l (ATR)	* xxx insufficient/does not meet guidelines (ATR) (Lvl R)	The xxx. being refinanced do not reflect on the xxx. The file contains a xxx. for the fxxx. with XXX (p.XXX) and the XXX with XXX (p.XXX) and it shows they are in the xxx. The loan file does contain xxx statements showing the payments for the XXX first loan; however, does not contain evidence of a XXX-month payment history for the XXX.			XXX: Resolved. Received exception for missing XXX xxx.	XXX: Resolved. Received exception for missing XXX: payment history
xxx	xxx	2023050267	xxx	xxx	Resolved	Resolved	xxx	xxx	* XXX (Lvl R)	The XXX (p.XXX) has the incorrect xxx. and has coverage of $XXX increased to $XXX, which is not sufficient for the xxx.. The loan file does not contain the replacement cost estimate to verify coverage is sufficient and does not contain the policy with the subject lender as the xxxe.	XXX: Remains. received replacement cost estimator with a value of XXX Insurance coverage is insufficient at XXX
XXX: Resolved. Received xxx. with XXX coverage with an increase xxx. up to XXX making the coverage above XXX replacement cost	XXX:: Remains. received replacement cost estimator with a value of $XXX:. XXX: coverage is insufficient at $XXX:
														XXX:: Resolved. Received HOI with $XXX: coverage with an increase dxxxing up to $XXX:making the coverage above $XXX: replacement cost
xxx	xxx	2023050267	xxx	xxx	Resolved	Resolved	xxx	Unable to verify xxx on other xxx	* Unable to verify xxx on other xxx related obligations (ATR) (Lvl R)	Per the xxx, the xxx owns three additional properties, all secured by xxxs from XXX; however, the credit report does not reflect XXX xxxs and the xxxs reflected on the credit report are documented with xxx statements in the file but are not on the application. It appears these properties were refinanced. The loan file does not contain the final xxxs for the refinances of all three properties XXX XXX., XXX) confirming the xxxs on the credit report (XXX & XXX) have been paid in full and verifying the disclosed xxxs and disclosed XXX for each xxx.			XXX Cleared.	XXX: Cleared.
xxx	xxx	2023050267	xxx	xxx	Resolved	Resolved	xxx	Missing xxx	* Missing XXX (ATR) (Lvl R)	XXX reflects qualifying income of $XXX/month consisting of $XXX/month from XXX xxx.and $XXX XXX/month from XXX. self-employment. Origination income is not supported. Audit income for XXX is $XXX and audit income for XXX, Inc is $XXX for total of $XXX/month. xxx is still within guidelines; however, the audit income for XXX is not accurate as the loan file was supposed to contain XXX-months xxx statements and the loan file contains only XXX-months statements for the XXX . The file is missing the following statements: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX and XXX Based on the worksheet in the file for XXX (p.XXX) there were XXX-months xxx statements; however, they are not in the file. Income was calculated using the months that were in the file.			XXX: Resolved XXX months XXX for Avenue XXX received and support income used to qualify.	XXX:: Resolved XXX: months XXX: received and support income used to qualify.
xxx	xxx	2023050267	xxx	xxx	Resolved	Resolved	xxx	xxx indicated	* xxx Issues indicated (Lvl R)	The XXX is completed as is however, page XXX of the xxx. states Missing xxx. detector must be installed immediately (p.XXX). The loan file does not contain evidence this was done.			XXX: Resolved. Received AS IS portion of the appraisal with statement for the xxx. detectors not being xxxed	XXX:: Resolved. Received xxx. IS portion of the xxx. with statement for the xxx. detectors not being xxxed
xxx	xxx	2023050267	xxx	xxx	Waived	Waived	xxx	xxx is not an xxx	* XXX holder is not an individual (Lvl W)	The subject loan closed in a xxx. The loan file does not have a copy of the XXX and evidence it meets the requirements per lender guidelines section XXX Exception received for closing in a trust. Compensating factors are XXX months in reserves, XXX% xxx vs XXX%	Residual Income of XXX monthly XXX months reserves vs XXX months required. XXX Years in home		XXX Exception received for closing in a xxx. Compensating factors are XXX months in reserves, XXX% xxx vs XXX%.	XXX: Exception received for closing in a trust. Compensating factors are XXX: months in reserves, XXX%: xxx vs XXX:%.
xxx	xxx	2023050259	xxx	xxx	Resolved	Resolved	xxx	xxx Ratio does not meet eligibility requirement(s)	xxx does not meet eligibility requirement(s) (Lvl R)	Origination excluded the XXX debt payment of$ XXX from the xxx and a comment on the XXX states “The XXX loan (#XXX) will be paying off the XXX acct so the debt is excluded from the xxx”. The loan file contains the XXX for loan #XXX (p.XXX) and it does not reflect the XXX account paid off. When the payment is included in the XXX it increases to XXX% which exceeds guideline maximum of XXX%.	XXX: Remains. Received xxx. details for XXX xxx. xxx. but nothing to exclude the XXX debt from the xxx.
XXX: Remains. Received a canceled check for XXX to xxx. which does not exclude the XXX debt from the xxx.
XXX: Remains. Received XXX which does not provided explanation or documentation to exclude the XXX debt from the xxx.
XXX: Remains. Received statement from lender for assets being able to cover balance of the XXX debt but no documentation to that it was paid off	XXX:: Remains. Received xxx.details for XXX: XXX: but nothing to exclude the XXX: debt from the xxx.
XXX:: Remains. Received a canceled check for $XXX:to xxx. which does not exclude the XXX: debt from the xxx.
XXX:: Remains. Received XXX:which does not provided explanation or documentation to exclude the XXX: debt from the xxx.
														XXX:: Remains. Received statement from lender for assets being able to cover balance of the XXX debt but no documentation to that it was paid off
xxx	xxx	2023050259	xxx	xxx	Resolved	Resolved	xxx	xxx	* Missing Documentation (Lvl R)	The xxx. to xxx. xxx. for the xxx. primary housing expense beginning XXX are not properly verified. Per the explanation (p.XXX), he made three payments for $XXX ($XXX each) for XXX, XXX and XXX XXX The Note in the file supports monthly payments of $XXX. There is evidence of a check of $XXX (p.XXX); however, there is not evidence who that check was paid to as the XXX just says the check number XXX and the file does not contain a copy of the check to verify it was paid to XXX.			XXX: Cleared. Received explanation letter from xxx. copy of the xxx. xxx. and xxx. for xxx..	XXX: Cleared. Received explanation letter from xxx. copy of the xxx. xxx. and xxx. for xxx.
xxx	xxx	2023050259	xxx	xxx	Resolved	Resolved	xxx	Unable to verify xxx on other xxx	* Unable to verify xxx on other xxx related obligations (ATR) (Lvl R)	Per the XXX. (p.XXX.), the xxx owns two additional properties that were not disclosed at origination and XXX. for each xxx was not included in the xxx. The xxx. owns a xxx. at XXX. XXX., XXX., since XXX..			XXX: Resolved the xxx. has verified funds in excess of XXX in assets to payoff the monthly diners club that remains open. Removing from xxx. now xxx. is XXX%	XXX: Resolved the xxx has verified funds in excess of $XXX in assets to payoff the monthly diners club that remains open. Removing from xxx, now xxx is XXX%
xxx	xxx	2023050259	xxx	xxx	Resolved	Resolved	xxx	xxx outside of guidelines (ATR)	*xxx outside of guidelines (ATR) (Lvl R)	Origination excluded the XXX. debt payment of $XXX. from the xxx and a comment on the XXX. states “The simultaneous loan (#XXX) will be paying off the XXX. acct so the debt is excluded from the xxx”. The loan file contains the final CD for loan #XXX. (p.XXX.) and it does not reflect the XXX. account paid off. When the payment is included in the xxx, it increases to XXX.% which exceeds guideline maximum of XXX.%.	XXX: Remains. Received xxx. details for XXX XXX but nothing to exclude the XXX debt from the xxx.
XXX Remains. Received a canceled check for XXX to xxx. which does not exclude the XXX debt from the xxx.
XXX Remains. Received XXX which does not provided explanation or documentation to exclude the XXX debt from the xxx.
XXX Remains. Received statement from lender for assets being able to cover balance of the XXX debt but no documentation to that it was paid off
XXX Resolved the xxx has verified funds in excess of XXX in assets to payoff the monthly diners club that remains open. Removing from xxx. now xxx. is XXX%	XXX: Remains. Received xxx. details for XXX xxx. but nothing to exclude the XXX debt from the xxx.
XXX: Remains. Received a canceled check for XXX to xxx. which does not exclude the XXX debt from the xxx.
XXX: Remains. Received XXX which does not provided explanation or documentation to exclude the XXX debt from the xxx.
XXX: Remains. Received statement from lender for assets being able to cover balance of the XXX debt but no documentation to that it was paid off
														XXX: Resolved the xxx. has verified funds in excess of XXX in assets to payoff the monthly diners club that remains open. Removing from xxx. now xxx. is XXX%
xxx	xxx	2023050259	xxx	xxx	Resolved	Resolved	xxx	Unable to verify all xxx	* Unable to verify all xxx (ATR) (Lvl R)	Origination excluded the XXX debt payment of XXX from the xxx and a comment on the XXX. states “The XX XXXX. (#XXX.) will be paying off the XXX acct so the debt is excluded from the xxx”. The loan file contains the final CD for loan #XXX. (p.XXX.) and it does not reflect the XXX account paid off. When the payment is included in the xxx, it increases to XXX which exceeds guideline maximum of XXX%.	XXX: Remains. Received xxx. details for XXX xxx. xxx. but nothing to exclude the XXX debt from the xxx.
XXX: Remains. Received a canceled check for XXX to xxx. which does not exclude the XXX debt from the xxx.
XXX: Remains. Received XXX which does not provided explanation or documentation to exclude the V debt from the xxx.
XXX: Remains. Received XXX which does not include the XXX debt in the xxx.  and the V debt page which includes the XXX debt. with the XXX debt the xxx. exceeds guideline maximum of XXX%.
XXX: Remains. Received statement from lender for xxx. being able to cover balance of the XXX debt but no documentation to that it was paid off
X/X/2022: Resolved the xxx has verified funds in excess of XXX in assets to payoff the monthly diners club that remains open. Removing from xxx. now xxx. is XXX%	XXX: Remains. Received xxx., XXX and XXX details for XXX xxx. but nothing to exclude the XXX debt from the xxx.
XXX: Remains. Received a canceled check for XXX to xxx. which does not exclude the XXXdebt from the xxx.
XXX: Remains. Received XXX which does not provided explanation or documentation to exclude the XXXdebt from the xxx.
XXX: Remains. Received XXX which does not include the XXX in the xxx. and the XXX debt page which includes the XXX. with the XXX the xxx exceeds guideline maximum of XXX.
XXX: Remains. Received statement from lender for assets being able to cover balance of the XXX debt but no documentation to that it was paid off
														XXX: Resolved the xxx has verified funds in excess of XXX in assets to payoff the monthly diners club that remains open. Removing from xxx. now xxx. is XXX%
xxx	xxx	2023050260	xxx	xxx	Resolved	Resolved	xxx	xxx insufficient	* XXX Verification insufficient (Lvl R)	The file included XXX xxx. for XXX properties (pages XXX) to document the funds to close. The xxx. were not executed.		The client provided signed copies of all xxx.	XXX: Finding resolved.	XXX: Finding resolved.
xxx	xxx	2023050264	xxx	xxx	Resolved	Resolved	xxx	Amount of xxx is less than xxx am	* Amount of XXX is less than xxx	The xxx. for the subject loan is $ XXX. The xxx. in the file shows proposed coverage of only xxx.			XXX: Resolved. Receivedxxx. for the insured amount of XXX	XXX: Resolved. Received xxx. supplement for the insured amount of XXX